Drilling units (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Drilling units [Line Items]
Depreciation and amortization expense	$ 23.7	$ 22.0	$ 67.6	$ 52.9
Drilling units [Member]
Drilling units [Line Items]
Cost	2,458.3		2,458.3		2,297.0
Accumulated depreciation	(261.6)		(261.6)		(194.0)
Net book value	2,196.7		2,196.7		2,103.0
Depreciation and amortization expense	$ 23.7	$ 22.0	$ 67.6	$ 52.9